Warrants to Purchase Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022
Warrants Abstract
Stock-based compensation related to warrants totaled	$ 85,016	$ 127,520
warrants for purchase shares	88,510	109,584	88,510	109,584